Document and Entity Information Document	Oct. 14, 2020
Document Information [Line Items]
Entity Registrant Name	ENERGY TRANSFER OPERATING, L.P.
Document Period End Date	Oct. 14, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	1-31219
Entity Tax Identification Number	73-1493906
Entity Central Index Key	0001161154
Document Type	8-K
Entity Address, Address Line One	8111 Westchester Drive
Entity Address, Address Line Two	Suite 600
Entity Address, State or Province	TX
Entity Address, City or Town	Dallas
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Series C Preferred Units [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	7.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETPprC
Security Exchange Name	NYSE
Series D Preferred Units [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	7.625% Series D Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETPprD
Security Exchange Name	NYSE
Series E Preferred Units [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	7.600% Series E Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETPprE
Security Exchange Name	NYSE